BUSINESS COMBINATION AND ASSET ACQUISITION (purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date) (Details) $ in Thousands, $ in Thousands	Jul. 12, 2022 HKD ($)	Jul. 12, 2022 USD ($)	Apr. 15, 2021 USD ($)	Mar. 31, 2021 HKD ($)	Mar. 31, 2021 USD ($)
Purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date
Current assets			$ 73,389
Other non-current assets			31
Assets transferred to Viking Data Centers			131,979
Current liabilities			73,420
Total liabilities assumed			73,420
Net identifiable assets acquired			$ 58,559
Loto Interactive
Purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date
Current assets				$ 232,103	$ 29,854
Property and equipment, net	$ 24,443	$ 3,114		201,713	25,946
Other non-current assets	33,488	4,266		71,728	9,226
Assets transferred to Viking Data Centers				505,544	65,026
Current liabilities				163,161	20,987
Non-current liabilities				2,388	307
Total liabilities assumed				165,549	21,294
Net identifiable assets acquired	$ (43,412)	$ (5,542)		$ 339,995	$ 43,732